PHOENIX EQUITY TRUST

              Supplement dated December 26, 2006 to the Prospectus
        and Statement of Additional Information dated October 31, 2006, as supplemented November 17, 2006 and December 6, 2006

IMPORTANT NOTICE TO INVESTORS

Effective December 22, 2006, the Phoenix Total Value Fund, formerly a series of Phoenix Equity Trust, was liquidated. The Phoenix Total Value Fund has ceased to exist and is no longer available for sale. Accordingly, all references to the Phoenix Total Value Fund in the current Prospectus and Statement of Additional Information are hereby deleted.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


PXP 691/Close TVF (12/06)